Employee benefits (Details 5)	12 Months Ended
	Dec. 31, 2011 USD [Member] USD ($)	Dec. 31, 2011 Euro [Member] EUR (€)
Stock option transactions
Outstanding options, Beginning Balance	2,195,702	7,155,353
Outstanding, Weighted average exercise price, Beginning Balance	$ 30.27	€ 30.06
Granted	22,508	30,906
Granted, Weighted average exercise price	$ 39.92	€ 28.47
Exercised	(413,043)	(1,956,207)
Exercised, Weighted average exercise price	$ 14.53	€ 13.96
Forfeited	(12,862)	(101,449)
Forfeited, Weighted average exercise price	$ 22.55	€ 53.16
Expired	0	0
Expired, Weighted average exercise price	$ 0	€ 0
Outstanding options, Ending Balance	1,792,305	5,128,603
Outstanding, Weighted average exercise price, Ending Balance	$ 31.33	€ 35.73
Exercisable	1,758,505	4,795,815
Exercisable, Weighted average exercise price	$ 31.30	€ 37.16